ORGANIZATION AND NATURE OF OPERATIONS (Details)			1 Months Ended					12 Months Ended
	Sep. 29, 2015 Owner	Jun. 08, 2015	Jul. 31, 2016 CNY (¥)	Sep. 29, 2015	Sep. 22, 2015	May 28, 2015 USD ($)	May 24, 2006	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 UGX (USh) shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2018 UGX (USh)	Sep. 28, 2017 CNY (¥)	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Common stock, shares authorized | shares								50,000,000	50,000,000	50,000,000
Common stock, no par value | $ / shares								$ 0		$ 0
Common stock, shares, issued | shares								28,918,177	28,918,177	16,558,037
Common stock, shares outstanding | shares								28,918,177	28,918,177	16,558,037
Number of mainland Chinese beneficial owners | Owner	5
Holding One
Ownership interest								23.04%
Holding Two
Registered capital						$ 1,000,000
Paid in capital								$ 0
Holding Three
Registered capital								20,000,000
Paid in capital								$ 0
Holding Four
Registered capital | ¥												¥ 100,000,000
Registered and paid in capital | ¥			¥ 30,000,000										¥ 20,000,000
Proceeds from contributed capital | ¥			9,900,000
Ownership interest				99.00%
Holding Five
Registered and paid in capital | ¥														¥ 2,880,000
Ownership interest		100.00%			100.00%
Holding Six
Registered capital | USh											USh 20,000,000
Paid in capital | USh									USh 0		USh 0
Ownership interest								80.00%
Holding Six | Third Party
Ownership interest								20.00%
Holding Seven
Registered capital								$ 50,000
Paid in capital								0
xSigma Collectibles Limited
Registered capital								100
Paid in capital								0
xSigma Entertainment Limited
Registered capital								50,000
Paid in capital								$ 0
Ownership interest								15.73%
xSigma Trading LLC
Registered capital								$ 0
Paid in capital								$ 0
ZK Industry
Ownership interest						40.00%		100.00%
HUANG Jian Cong | Holding One
Ownership interest								16.82%
HUANG Jian Cong | Holding Four
Proceeds from contributed capital | ¥			¥ 100,000
Ownership interest				1.00%			45.00%
HUANG Jian Cong | Holding Five
Ownership interest		22.57%
WANG Ming Jie | Holding Four
Ownership interest							20.00%
WANG Ming Jie | Holding Five
Ownership interest		38.89%
WANG Guo Lin | Holding Four
Ownership interest							20.00%
WANG Guo Lin | Holding Five
Ownership interest		27.78%
WANG Jian Di | Holding One
Ownership interest								6.22%
WANG Jian Di | Holding Four
Ownership interest							10.00%
WANG Jian Di | Holding Five
Ownership interest		5.21%
WANG Yang Ming | Holding Four
Ownership interest							5.00%
WANG Yang Ming | Holding Five
Ownership interest		5.55%
CHENG Kai Chun | Holding Two
Ownership interest						60.00%